Basis of preparation (Tables)	6 Months Ended
Dec. 31, 2020
Basis of preparation
Schedule of financial instruments which reference the US LIBOR and have not yet transitioned to an alternative interest rate benchmark

Carrying value
Half year
31 Dec 20
Rm
Financial liabilities measured at amortised cost
US Dollar term loans	26 650
US Dollar Revolving credit facility	47 491
Derivative liability
Interest rate swap	2 955
Total	77 096